Investments - Summary of Long -Term Investments By Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 35,257	$ 18,278
Brazil
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	33,490	16,550
Other
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 1,767	$ 1,728